Finance Receivables - Schedule of components of net finance receivables by type (Details) - OneMain Holdings, Inc. [Member] - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables		$ 15,559,000,000	$ 17,584,000,000
Unearned finance charges and points and fees		(2,062,000,000)	(2,263,000,000)
Accrued finance charges		152,000,000	182,000,000
Deferred origination costs		83,000,000	56,000,000
Net finance receivables		13,732,000,000	15,559,000,000
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	[1],[2],[3],[4]	15,405,000,000	15,353,000,000
Unearned finance charges and points and fees		(2,062,000,000)	(2,261,000,000)
Accrued finance charges		151,000,000	147,000,000
Deferred origination costs		83,000,000	56,000,000
Net finance receivables		13,577,000,000	13,295,000,000
Spring Castle Portfolio [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	[1],[2],[3],[4]	0	1,672,000,000
Unearned finance charges and points and fees		0	0
Accrued finance charges		0	31,000,000
Deferred origination costs		0	0
Net finance receivables		0	1,703,000
Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	[1],[2],[3],[4]	142,000,000	534,000,000
Unearned finance charges and points and fees		1,000,000	0
Accrued finance charges		1,000,000	4,000,000
Deferred origination costs		0	0
Net finance receivables		144,000,000	538,000,000
Credit Card Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	[1],[2],[3],[4]	12,000,000	25,000,000
Unearned finance charges and points and fees		(1,000,000)	(2,000,000)
Accrued finance charges		0	0
Deferred origination costs		0	0
Net finance receivables		$ 11,000,000	$ 23,000,000

[1]	Finance receivables originated subsequent to the OneMain Acquisition and the Fortress Acquisition (as defined below) - gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts;
[2]	Finance receivables purchased as a performing receivable - gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts; additionally, the remaining unearned discount, net of premium established at the time of purchase, is included in both interest bearing and precompute accounts to reflect the finance receivable balance at its initial fair value;
[3]	Purchased credit impaired finance receivables - gross finance receivables equal the remaining estimated cash flows less the current balance of accretable yield on the purchased credit impaired accounts; and
[4]	TDR finance receivables - gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts; additionally, the remaining unearned discount, net of premium established at the time of purchase, is included in both interest bearing and precompute accounts previously purchased as a performing receivable.